Real Estate Acquisitions - Additional Information (Detail)	Mar. 31, 2013
Business Acquisition [Line Items]
Number of Units in Real Estate Property	44,547
Milstead Village [Member]
Business Acquisition [Line Items]
Number of Units in Real Estate Property	310